Note 6 - Convertible Debentures	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Short-term Debt [Text Block]

6.         Convertible Debentures

On June 26 2020, we entered into a Securities Purchase Agreement with two institutional investors, pursuant to which we received gross proceeds of $1,050,000 in exchange for the issuance of: (i) 5% Original Issue Discount Senior Secured Convertible Debentures (the “Convertible Debentures”) in the aggregate principal amount of $1,200,000; and (ii) five-year warrants (the “June 2020 Warrants”) to purchase an aggregate of 120,000 shares of our common stock at an exercise price of $10.00 per share. Net proceeds after deducting the original issue discount, finder’s fee and other debt issuance costs were $888,500. As a result of the public offering of our securities described in Note 8, on September 29, 2020 the exercise price of the June 2020 Warrants was reduced to $5.00. The Convertible Debentures had an original maturity of twelve months, bore interest at a rate of 5% per annum, and were secured by substantially all of the Company’s assets until such time as they were paid or converted in full.

The Convertible Debentures were mandatorily convertible upon our consummation of a public offering of common stock with gross proceeds of $6,000,000 or more, and which resulted in the listing of our common stock on a national securities exchange (a “Qualified Offering”). The conversion price upon the occurrence of a Qualified Offering was equal to the lower of (i) $10.00 per share or (ii) 80% of the offering price. The conversion provisions of the Convertible Debentures were subject to a “conversion blocker” such that each of the purchasers could not convert the Convertible Debentures to the extent that the conversion would result in the purchaser and its affiliates holding more than 4.99% of our outstanding common stock.

On September 29, 2020, upon our consummation of the public offering discussed in Note 8, the $1,200,000 maturity value of the Convertible Debentures and $14,667 of accrued interest were automatically converted at $4.00, the Qualified Offering discounted price, resulting in the issuance of 303,668 conversion units. Of the 303,668 conversion units: (a) 177,626 consist of one share of common stock and a warrant to purchase one share of common stock (a “Conversion Warrant”), and (b) 126,042 consist of one pre-funded warrant to purchase one share of common stock (a “Pre-Funded Warrant”) and a Conversion Warrant. The Pre-Funded Warrants provide the holder the right to purchase one share of Common Stock at an exercise price of $0.01 per share, are immediately exercisable and will not expire until exercised in full. The Conversion Warrants provide the holder the right to purchase one share of common stock, are immediately exercisable at an exercise price of $5.00 per share and expire five years after the issuance date.

Upon the issuance of the Convertible Debentures, we recorded a debt discount of $769,334, including the $150,000 original issue discount, $457,833 of fair value allocated to the warrants (recorded as Additional Paid-in Capital), and $161,500 of direct transaction costs incurred. The debt discount was amortized to interest expense over the 12-month term of the Debentures using the effective interest rate method, up to the date of conversion. As a result of the mandatory conversion of the Convertible Debentures on September 29, 2020, the remaining unamortized debt discount ($645,150) was recorded as Additional Paid-in Capital. Interest expense associated with the Convertible Debentures recorded during 2020 was $138,851, including $124,185 of debt discount amortization.